Other Assets and Liabilites	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other Assets and Liabilities Disclosure	Other Assets and Liabilities
Lessee Operating and Finance Leases

The Company leases certain assets, consisting primarily of real estate, and assesses at contract inception whether a contract is, or contains, a lease. The following tables present additional information on leases, excluding leases related to the lease financing businesses:

	December 31, 2023		December 31, 2022
(Dollars in millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
ROU assets	$1,057	$10	$1,172	$20
Maturities of lease liabilities:
2024	$288	$3
2025	302	2
2026	253	2
2027	214	2
2028	145	1
Thereafter	345	4
Total lease payments	1,547	14	$1,693	$25
Less: imputed interest	160	2	172	2
Total lease liabilities	$1,387	$12	$1,521	$23
Weighted average remaining term	6.2 years	6.6 years	6.6 years	5.6 years
Weighted average discount rate	3.1%	5.1%	2.7%	3.4%

	Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Operating lease costs	$285	$295	$289

Lessor Operating Leases

The Company’s two primary lessor businesses are equipment financing and structured real estate with income recorded in Operating lease income on the Consolidated Statements of Income. The following table presents a summary of assets under operating leases held for investment. This table excludes subleases on assets included in premises and equipment.

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Assets held under operating leases(1)(2)	$2,160	$2,090
Accumulated depreciation	(583)	(550)
Net	$1,577	$1,540
(1)Includes certain land parcels subject to operating leases that have indefinite lives.
(2)Excludes operating leases held-for-sale that totaled $32 million and $516 million at December 31, 2023 and 2022, respectively.

Bank-Owned Life Insurance

Bank-owned life insurance consists of life insurance policies held on certain teammates for which the Company is the beneficiary. The carrying value of bank-owned life insurance was $7.7 billion at December 31, 2023 and $7.6 billion at December 31, 2022.